BUSINESS ACQUISITIONS Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]

	Year Ended December 31,
	2015	2014
Total revenues	$9,033.3	$8,711.2
Operating income	1,123.3	907.7
Net income attributable to Laboratory Corporation of America Holdings	546.8	423.0
Earnings per share:
Basic	$5.04	$4.22
Diluted	$5.02	$4.16

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Consideration Transferred
Stock consideration			$1,762.5
Cash consideration			4,388.2
			$6,150.7

	Preliminary February 19, 2015	Measurement Period Adjustments	Adjusted February 19, 2015
Net Assets Acquired
Cash and cash equivalents	$780.8	$—	$780.8
Accounts receivable	334.8	—	334.8
Unbilled services	138.7	—	138.7
Inventories	51.9	—	51.9
Prepaid expenses and other	261.4	86.5	347.9
Deferred income taxes	34.4	61.1	95.5
Property, plant and equipment	844.2	174.0	1,018.2
Goodwill	3,176.1	(135.9)	3,040.2
Customer relationships	1,917.2	(86.9)	1,830.3
Trade names and trademarks	289.4	(18.9)	270.5
Land use right	4.9	(4.9)	—
Technology	—	74.5	74.5
Favorable leases	—	5.5	5.5
Other assets	15.2	(3.2)	12.0
Total assets acquired	7,849.0	151.8	8,000.8
Accounts payable	190.8	—	190.8
Accrued expenses and other	280.8	—	280.8
Unearned revenue	168.0	—	168.0
Deferred income taxes	730.2	122.3	852.5
Senior Notes	250.0	—	250.0
Other liabilities	78.5	29.5	108
Total liabilities acquired	1,698.3	151.8	1,850.1
Net assets acquired	$6,150.7	$—	$6,150.7